EQUIPMENT FINANCING - Disclosure of changes for equipment financing liability and interest expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Beginning balance	$ 493,058	$ 0
Financing liabilities at initial recognition	260,685	566,103
Principal payments	(156,206)	(73,045)
Ending balance	597,537	493,058
Current liability portion	202,577	132,351
Long-term liability portion	394,960	360,707
Interest expenses	$ 37,410	$ 21,847